ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES
The Company's consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles. Amounts are stated in Canadian dollars unless otherwise indicated.
Basis of Presentation
These consolidated financial statements include the accounts of TC Energy and its subsidiaries. The Company consolidates variable interest entities (VIEs) for which it is considered to be the primary beneficiary as well as voting interest entities in which it has a controlling financial interest. To the extent there are interests owned by other parties, these interests are included in non-controlling interests. TC Energy uses the equity method of accounting for joint ventures in which the Company is able to exercise joint control and for investments in which the Company is able to exercise significant influence.
The Spinoff Transaction represented a strategic shift that had a major effect on the Company's operations and consolidated financial results. Accordingly, the historical results of the Liquids Pipelines business are presented as discontinued operations and have been excluded from continuing operations and segment disclosures for all periods presented. The Notes to the consolidated financial statements reflect continuing operations only, unless otherwise indicated. Prior to the spinoff, the operations of the Liquids Pipelines business were materially reported as the Company's Liquids Pipelines segment. Refer to Note 4, Discontinued operations, and Note 5, Segmented information, for additional information.
Certain prior year amounts have been reclassified to conform to current year presentation.
Use of Estimates and Judgments
In preparing these consolidated financial statements, TC Energy is required to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. The Company uses the most current information available and exercises careful judgment in making these estimates and assumptions.
Certain estimates and judgments have a material impact where the assumptions underlying these accounting estimates relate to matters that are highly uncertain at the time they are made or are subjective. These estimates and judgments include, but are not limited to, the assessment of goodwill impairment indicators and fair value of reporting units that contain goodwill (Note 14).
Some of the estimates and judgments the Company has to make have a material impact on the consolidated financial statements, but do not involve significant subjectivity or uncertainty. These estimates and judgments include, but are not limited to:
•provisions for indemnities related to the South Bow Separation Agreement (Note 4)
•recoverability and depreciation rates of plant, property and equipment (Note 9)
•allocation of consideration to lease and non-lease components in a contract that contains a lease (Note 10)
•assumptions used to measure the carrying amount of and expected credit losses on net investment in leases and certain contract assets (Notes 10 and 28)
•fair value of equity investments (Note 11)
•carrying value of regulatory assets and liabilities (Note 13)
•recognition of asset retirement obligations (Note 18)
•provisions for income taxes, including valuation allowances and releases as well as tax positions that may be reviewed as part of an audit by tax authorities (Note 19)
•assumptions used to measure retirement and other post-retirement benefit obligations (Note 27)
•fair value of financial instruments (Note 28)
•fair value of Fluvanna Wind Farm and Blue Cloud Wind Farm (Texas Wind Farms) assets (Note 30)
•commitments and provisions for contingencies and guarantees (Note 31).
TC Energy continues to assess climate-related impacts on the consolidated financial statements. There are ongoing developments in the ESG frameworks and regulatory initiatives that could further impact accounting estimates and judgments including, but not limited to, assessment of asset useful lives, goodwill valuation, impairment of plant, property and equipment, accrued environmental costs and asset retirement obligations. The impact of these changes is continuously assessed to ensure any changes in assumptions that would impact estimates listed above are adjusted on a timely basis.
Actual results could differ from these estimates.
Regulation
Certain Canadian, U.S. and Mexico natural gas pipeline and storage assets are regulated with respect to construction, operations and the determination of tolls. In Canada, regulated natural gas pipelines are subject to the authority of the Canada Energy Regulator (CER), the Alberta Energy Regulator or the B.C. Oil and Gas Commission. In the U.S., regulated interstate natural gas pipelines and regulated natural gas storage assets are subject to the authority of the Federal Energy Regulatory Commission (FERC). In Mexico, regulated natural gas pipelines are subject to the authority of the Energy Regulatory Commission (CRE). Rate-regulated accounting (RRA) standards may impact the timing of the recognition of certain revenues and expenses in TC Energy's rate-regulated businesses which may differ from that otherwise recognized in non-rate-regulated businesses to reflect the economic impact of the regulators' decisions regarding revenues and tolls. Regulatory assets represent costs that are expected to be recovered in customer rates in future periods and regulatory liabilities represent amounts that are expected to be returned to customers through future rate-setting processes. An operation qualifies for the use of RRA when it meets three criteria:
•a regulator must establish or approve the rates for the regulated services or activities
•the regulated rates must be designed to recover the cost of providing the services or products
•it is reasonable to assume that rates set at levels to recover the cost can be charged to and collected from customers because of the demand for services or products and the level of direct or indirect competition.
TC Energy's businesses that apply RRA currently include natural gas pipelines in Canada, U.S. and Mexico and regulated U.S. natural gas storage.
Revenue Recognition
The total consideration for services and products to which the Company expects to be entitled can include fixed and variable amounts. The Company has variable revenue that is subject to factors outside the Company's influence, such as market prices, actions of third parties and weather conditions. The Company considers this variable revenue to be "constrained" as it cannot be reliably estimated and, therefore, recognizes variable revenue when the service is provided.
Revenues from contracts with customers are recognized net of any commodity taxes collected from customers which are subsequently remitted to governmental authorities. The Company's contracts with customers include natural gas pipelines capacity arrangements and transportation contracts, power generation contracts, natural gas storage and other contracts.
Revenues from non-lease components associated with a lease arrangement are recognized systematically over the term of the contract.
The majority of income earned from marketing activities, as it relates to the purchase and sale of natural gas and electricity, is recorded on a net basis in the month of delivery.
Canadian Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's Canadian natural gas pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas. Revenues earned from firm contracted capacity arrangements are recognized ratably over the term of the contract regardless of the amount of natural gas that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when the service is performed.
Revenues from the Company's Canadian natural gas pipelines under federal jurisdiction are subject to regulatory decisions by the CER. The tolls charged on these pipelines are based on revenue requirements designed to recover the costs of providing natural gas capacity for transportation services, which includes a return of and on capital, as approved by the CER. The Company's Canadian natural gas pipelines are generally not subject to earnings volatility related to variances in revenues and costs. These variances, except as related to incentive arrangements, are generally subject to deferral treatment and are recovered or refunded in future tolls. Revenues recognized prior to a CER decision on rates for that period reflect the CER's last approved return on equity (ROE) assumptions. Adjustments to revenues are recorded when the CER decision is received. Canadian natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Other
Through the year, the Company was contracted to provide pipeline construction services to a partially-owned entity for a development fee. The development fee was considered variable consideration due to refund provisions in the contract. The Company recognized its estimate of the most likely amount of the variable consideration to which it was entitled. The development fee was recognized over time as the services were provided based on the input method using an estimate of activity level.
U.S. Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's U.S. natural gas pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas. Revenues earned from firm contracted capacity arrangements are generally recognized ratably over the term of the contract regardless of the amount of natural gas that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when the service is performed.
The Company's U.S. interstate natural gas pipelines are subject to FERC regulations and, as a result, a portion of revenues collected may be subject to refund if invoiced during an interim period when a rate proceeding is ongoing. Allowances for these potential refunds are recognized using management's best estimate based on the facts and circumstances of the proceeding. Any allowances that are recognized during the proceeding process are refunded or retained at the time a regulatory decision becomes final. U.S. natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Natural Gas Storage and Other
Revenues from the Company's regulated U.S. natural gas storage services are generated mainly from firm committed capacity storage contracts. The performance obligation in these contracts is the reservation of a specified amount of capacity for storage including specifications with regard to the amount of natural gas that can be injected or withdrawn on a daily basis. Revenues are recognized ratably over the contract period for firm committed capacity regardless of the amount of natural gas that is stored, and when gas is injected or withdrawn for interruptible or volumetric-based services. Natural gas storage services revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it stores for customers.
The Company owns mineral rights associated with certain natural gas storage facilities. These mineral rights can be leased or contributed to producers of natural gas in return for a royalty interest which is recognized when natural gas and associated liquids are produced.
Mexico Natural Gas Pipelines
Capacity Arrangements and Transportation
Revenues from certain of the Company's Mexico natural gas pipelines are primarily collected based on CRE-approved negotiated firm capacity contracts and are generally recognized ratably over the term of the contract. Transportation revenues related to interruptible or volumetric-based services are recognized when the service is performed. Mexico natural gas pipelines' revenues are invoiced and received on a monthly basis. The Company does not take ownership of the natural gas that it transports for customers.
Other
The Company generates revenues from operating and maintenance services provided on leased pipelines. Revenues earned from these services are recognized ratably over the term of the contract.
Power and Energy Solutions
Power
Revenues from the Company's Power and Energy Solutions business are primarily derived from long-term contractual commitments to provide power capacity to meet the demands of the market and from the sale of electricity to both centralized markets and to customers. Power generation revenues also include revenues from the sale of steam to customers. Revenues and capacity payments are recognized as the services are provided and as electricity and steam is delivered. Power generation revenues are invoiced and received on a monthly basis.
Natural Gas Storage and Other
Non-regulated natural gas storage contracts include park, loan and term storage arrangements. Revenues are recognized as the services are provided. Term storage revenues are invoiced and received on a monthly basis. Revenues from ancillary services are recognized as the service is provided. The Company does not take ownership of the natural gas that it stores for customers.
Cash and Cash Equivalents
The Company's Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less and are recorded at cost, which approximates fair value.
Inventories
Inventories primarily consist of materials and supplies including spare parts and fuel, proprietary natural gas inventory in storage and emissions allowances and credits not held for compliance. The Company purchases certain emissions allowances and credits as part of bundled arrangements that also include the purchase of electricity for a fixed price. The cost allocated to emissions allowances and credits under such arrangements is based on observable market prices. Inventories are carried at the lower of cost and net realizable value.
Assets Held for Sale
The Company classifies assets as held for sale when management approves and commits to a formal plan to actively market a disposal group and expects the sale to close within the next 12 months. Upon classifying an asset as held for sale, the asset is recorded at the lower of its carrying amount or its estimated fair value, net of selling costs and any losses are recognized in net income. Gains related to the expected sale of these assets are not recognized until the transaction closes. Once an asset is classified as held for sale, depreciation expense is no longer recorded.
Plant, Property and Equipment
Natural Gas Pipelines
Plant, property and equipment for natural gas pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and compression equipment are depreciated at annual rates ranging from 0.75 per cent to 6.67 per cent and metering and other plant equipment are depreciated at various rates reflecting their estimated useful lives. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. The cost of regulated natural gas pipelines includes an allowance for funds used during construction (AFUDC) consisting of a debt component and an equity component based on the rate of return on rate base approved by regulators. AFUDC is reflected as an increase in the cost of the assets in Plant, property and equipment with a corresponding credit recognized in Allowance for funds used during construction in the Consolidated statement of income. The equity component of AFUDC is a non-cash expenditure. Interest is capitalized during construction of non-regulated natural gas pipelines.
Natural gas pipelines' linepack and natural gas storage base gas are valued at cost and are maintained to ensure adequate pressure exists to transport natural gas through pipelines and deliver natural gas held in storage. Linepack and base gas are not depreciated.
When rate-regulated natural gas pipelines retire plant, property and equipment from service, the original book cost is removed from the gross plant amount and recorded as a reduction to accumulated depreciation with no amount recorded to net income. Costs incurred to remove plant, property and equipment from service, net of any salvage proceeds, are also recorded in accumulated depreciation.
Other
The Company participates as a working interest partner in the development of certain Marcellus and Utica acreage. The working interest allows the Company to invest in drilling activities in addition to receiving a royalty interest in well production. The Company uses the successful efforts method of accounting for natural gas and crude oil resulting from its portion of drilling activities. Capitalized well costs are depleted based on the units of production method.
Power and Energy Solutions
Plant, property and equipment for Power and Energy Solutions assets are recorded at cost and, once the assets are ready for their intended use, depreciated by major component on a straight-line basis over their estimated service lives at average annual rates ranging from two per cent to 20 per cent. Other equipment is depreciated at various rates reflecting their estimated useful lives. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. Interest is capitalized on facilities under construction. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Natural gas storage base gas, which is valued at original cost, represents gas volumes that are maintained to ensure adequate reservoir pressure exists to deliver gas held in storage. Base gas is not depreciated.
Corporate
Corporate plant, property and equipment is recorded at cost and depreciated on a straight-line basis over its estimated useful life at average annual rates ranging from four per cent to 20 per cent.
Capital Projects in Development
The Company capitalizes project costs once advancement of the project to construction stage is probable or costs are otherwise likely to be recoverable. The Company capitalizes interest costs for non-regulated projects in development and AFUDC for regulated projects in development. Capital projects in development are included in Other long-term assets on the Consolidated balance sheet. These represent larger projects that generally require regulatory or other approvals before physical construction can begin. Once approvals are received, projects are moved to plant, property and equipment under construction.
Leases
The Company determines if     a contract contains a lease at inception of a contract by using judgment in assessing the following aspects: 1) the contract specifies an identified asset which is physically distinct or, if not physically distinct, represents substantially all of the capacity of the asset; 2) the contract provides the customer    with the    right to obtain substantially all of the economic benefits from the use of the asset and 3) the customer has the right to direct how and for what purpose the identified asset is used throughout the period of the contract.
If the contract is determined to contain a lease, further judgment is required to identify separate lease components of the arrangement by assessing whether the lessee can benefit from the right of use either on its own or together with other resources that are readily available to the lessee, as well as if the right of use is neither highly dependent on, nor highly interrelated, with the other rights to use the underlying assets in the contract.
The Company considers non-lease components as distinct elements of a contract that are not related to the use of the leased asset. A good or service that is provided to a customer is distinct if: 1) the    customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and 2) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company applies the practical expedient to not separate lease and non-lease components for all lessee contracts and facilities for which the Company is the lessor in an operating lease.
Lessee Accounting Policy
Operating leases are recognized as right-of-use (ROU) assets and included in Plant, property and equipment while corresponding liabilities are included in Accounts payable and other and Other long-term liabilities on the Consolidated balance sheet.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date of the lease agreement. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. As the Company's lease contracts do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. Operating lease expense is recognized on a straight-line basis over the lease term and included in Plant operating costs and other in the Consolidated statement of income.
The Company applies the practical expedient to not recognize ROU assets or lease liabilities for leases that qualify for the short-term lease recognition exemption.
Lessor Accounting Policy
The Company provides transportation and other services on certain assets to customers according to long-term service agreements through sales-type and operating leases.
In a sales-type lease, the Company measures the total consideration within the contract at lease commencement. When a lease arrangement contains more than one lease and/or non-lease component, a portion of the contract consideration is allocated to each component based on the stand-alone selling price for each distinct service. The Company applies judgment to determine reasonable estimates of the expected future cost of satisfying the performance obligations of each service. The payments associated with lease components are apportioned between a reduction in the lease receivable and sales-type lease income.
At lease commencement, the Company recognizes a net investment in lease represented by the present value of both the future lease payments and the estimated residual value of the leased asset. The plant, property and equipment of the leased asset is derecognized, with related gains/losses, if any, recognized in the Consolidated statement of income. Sales-type lease income is determined using the rate implicit in the lease and is recorded in Revenues.
The Company is the lessor within certain other contracts, including PPAs, that are accounted for as operating leases. In an operating lease, the leased asset remains capitalized in Plant, property and equipment on the Consolidated balance sheet and is depreciated over its useful life, while lease payments are recognized as revenue over the term of the lease on a straight-line basis. Variable lease payments are recognized as income in the period in which they occur.
Impairment of Long-Lived Assets
The Company reviews long-lived assets such as plant, property and equipment and capital projects in development for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows for an asset within plant, property and equipment, or the estimated selling price of any long-lived asset is less than the carrying value of an asset, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.
Impairment of Equity Method Investments
The Company reviews equity method investments for impairment when an event or change in circumstances has a significant adverse effect on the investment's fair value. Where the Company concludes an investment's fair value is below its carrying value, the Company then determines whether the impairment is other-than-temporary, and if so, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the investment, not exceeding the carrying value of the investment.
Acquisitions and Goodwill
The Company accounts for business combinations using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are primarily measured at their estimated fair values at the date of acquisition. The excess of the fair value of the consideration transferred over the estimated fair value of the net assets acquired is classified as goodwill. Goodwill is not amortized and is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.
The annual review for goodwill impairment is performed at the reporting unit level which is one level below the Company's operating segments. The Company can initially assess qualitative factors to determine whether events or changes in circumstances indicate that goodwill might be impaired. The factors the Company considers include, but are not limited to, macroeconomic conditions, industry and market considerations, current valuation multiples and discount rates, cost factors, historical and forecasted financial results and events specific to that reporting unit.
If the Company concludes that it is not more likely than not that the fair value of the reporting unit is greater than its carrying value, the Company will then perform a quantitative goodwill impairment test. The Company can elect to proceed directly to the quantitative goodwill impairment test for any of its reporting units. If the quantitative goodwill impairment test is performed, the Company compares the fair value of the reporting unit to its carrying value, including its goodwill. If the carrying value of a reporting unit exceeds its fair value, goodwill impairment is measured at the amount by which the reporting unit’s carrying value exceeds its fair value. The fair value of a reporting unit is determined by using a discounted cash flow analysis which requires the use of assumptions that may include, but are not limited to, revenue and capital expenditure projections, valuation multiples and discount rates. The Company has elected to allocate goodwill impairment charges first to goodwill that is non-deductible for income tax purposes, with any remaining charge allocated to tax-deductible goodwill.
When a portion of a reporting unit that constitutes a business is disposed, goodwill associated with that business is included in the carrying amount of the business in determining the gain or loss on disposal. The amount of goodwill disposed is determined based on the relative fair values of the business to be disposed and the portion of the reporting unit that will be retained. A goodwill impairment test will be completed for both the goodwill disposed and the portion of the goodwill that will be retained.
Non-Controlling Interests
Non-controlling interests (NCI) represent third-party ownership interests in certain consolidated subsidiaries of the Company. Partial dispositions which result in a change in the Company's ownership interest, but do not result in a change in control, of a subsidiary that constitutes a business are accounted for as equity transactions. No gain or loss is recognized in earnings. At the time of partial disposition, NCI is recorded as the third party's ownership interest in the Company's carrying value of the net assets of the subsidiary. Any difference between the amount by which the NCI is adjusted and the fair value of the consideration paid or received is recognized in Additional paid-in capital and/or Retained earnings (Accumulated deficit).
Loans and Receivables
Loans receivable from affiliates and accounts receivable are measured at amortized cost.
Impairment of Financial Assets
The Company reviews financial assets, inclusive of net investment in leases and certain contract assets, carried at amortized cost for impairment using the lifetime expected loss of the financial asset at initial recognition and throughout the life of the financial asset. An expected credit loss (ECL) is calculated using a model and methodology based on assumptions and judgment considering historical data, current counterparty information as well as reasonable and supportable forecasts of future economic conditions.
The ECL is recognized in Plant operating costs and other in the Consolidated statement of income, and is presented on the Consolidated balance sheet as a reduction to the carrying value of the related financial asset.
Restricted Investments
The Company has certain investments that are restricted as to their withdrawal and use. These restricted investments are classified as available for sale and are recorded at fair value on the Consolidated balance sheet.
As a result of the CER’s Land Matters Consultation Initiative (LMCI), TC Energy is required to collect funds to cover estimated future pipeline abandonment costs for larger CER-regulated Canadian pipelines. Funds collected are placed in trusts that hold and invest the funds and are accounted for as restricted investments (LMCI restricted investments). LMCI restricted investments may only be used to fund the abandonment of the CER-regulated pipeline facilities, therefore, a corresponding regulatory liability is recorded on the Consolidated balance sheet. The Company also has other restricted investments that have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred income tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates at the balance sheet date that are anticipated to apply to taxable income in the years in which temporary differences are expected to be reversed or settled. Changes to these balances are recognized in net income in the period in which they occur, except for changes in balances related to regulated natural gas pipelines which are deferred until they are refunded or recovered in tolls, as permitted by the regulator. Deferred income tax assets and liabilities are classified as non-current on the Consolidated balance sheet. The Company’s exposure to uncertain tax positions is evaluated and a provision is made where it is more likely than not that this exposure will materialize.
Canadian income taxes are not provided for on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future.
Any interest and/or penalty incurred related to income tax is reflected in Income tax expense.
Asset Retirement Obligations
The Company recognizes the fair value of a liability for asset retirement obligations (ARO) in the period in which it is incurred, when a legal obligation exists and a reasonable estimate of fair value can be made. The fair value is added to the carrying amount of the associated asset and the liability is accreted through charges to Plant operating costs and other in the Consolidated statement of income.
In determining the fair value of ARO, the following assumptions are used:
•the expected retirement date
•the scope and cost of abandonment and reclamation activities that are required
•appropriate inflation and discount rates.
The Company's AROs are substantially related to its power generation facilities. The scope and timing of asset retirements related to the Company's natural gas pipelines and storage facilities are indeterminable because the Company intends to operate them as long as there is supply and demand. As a result, the Company has not recorded an amount for ARO related to these assets.
Environmental Liabilities and Emission Allowances and Credits
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. These estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations and are subject to revision in future periods based on actual costs incurred or new circumstances. TC Energy evaluates recoveries from insurers and other third parties separately from the liability and, when recovery is probable, an asset is recorded separately from the associated liability. These recoveries are presented, along with environmental remediation costs, on a net basis in Plant operating costs and other in the Consolidated statement of income. Variations in one or more of the categories described above could result in additional costs such as fines, penalties and/or expenditures associated with litigation and settlement of claims with respect to environmental liabilities.
Emission allowances or credits purchased for compliance are recorded on the Consolidated balance sheet at historical cost and derecognized when they are utilized or cancelled/retired by government agencies. Compliance costs are expensed when incurred. Allowances granted to or internally generated by TC Energy are not attributed a value for accounting purposes. When required, TC Energy accrues emission liabilities on the Consolidated balance sheet using the best estimate of the amount required to settle the compliance obligation. Allowances and credits not used for compliance are sold and any gain or loss is recorded in Revenues within the Power and Energy Solutions segment in the Consolidated statement of income. The Company records allowances and credits held for compliance in Other current assets and Other long-term assets on the Consolidated balance sheet. Allowances and credits not held for compliance are classified as Inventories on the Consolidated balance sheet.
Stock Options and Other Compensation Programs
TC Energy's Stock Option Plan permits options for the purchase of common shares to be awarded to certain employees, including officers. Stock options granted are recorded using the fair value method. Under this method, compensation expense is measured at the grant date based on the fair value as calculated using a binomial model and is recognized on a straight-line basis over the vesting period with an offset to Additional paid-in capital. Forfeitures are accounted for when they occur. Upon exercise of stock options, amounts originally recorded against Additional paid-in capital are reclassified to Common shares on the Consolidated balance sheet.
The Company has medium-term incentive plans under which payments are made to eligible employees. The expense related to these incentive plans is accounted for on an accrual basis. Under these plans, benefits vest when certain conditions are met, including the employees' continued employment during a specified period and achievement of specified corporate performance targets.
Employee Post-Retirement Benefits
The Company sponsors defined benefit pension plans (DB Plans), defined contribution plans (DC Plans), savings plans and other post-retirement benefit plans (OPEB Plans). Contributions made by the Company to the DC Plans and savings plans are expensed in the period in which contributions are made. The cost of the DB Plans and OPEB Plans received by employees is actuarially determined using the projected benefit method pro-rated based on service and management's best estimate of expected plan investment performance, salary escalation, retirement age of employees and expected health care costs.
The DB Plans' assets are measured at fair value at December 31 of each year. The expected return on the DB Plans' assets is determined using market-related values based on a five-year moving average value for all of the DB Plans' assets. Past service costs are amortized over the expected average remaining service life (EARSL) of the employees. Adjustments arising from plan amendments are amortized on a straight-line basis over the EARSL of employees active at the date of amendment. The Company recognizes the overfunded or underfunded status of its DB Plans as an asset or liability, respectively, on its Consolidated balance sheet and recognizes changes in that funded status through Other comprehensive income (loss)(OCI) in the year in which the change occurs. The excess of net actuarial gains or losses over 10 per cent of the greater of the benefit obligation and the market-related value of the DB Plans' assets, if any, is amortized out of Accumulated other comprehensive income (loss)(AOCI) and into net income over the EARSL of the active employees. When the restructuring of a benefit plan gives rise to both a curtailment and a settlement, the curtailment is accounted for prior to the settlement.
For certain regulated operations, post-retirement benefit amounts are recoverable through tolls as benefits are funded. The Company records any unrecognized gains or losses or changes in actuarial assumptions related to these post-retirement benefit plans as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the EARSL of active employees.
Foreign Currency Transactions and Translation
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company or reporting subsidiary operates. This is referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Exchange gains and losses resulting from translation of monetary assets and liabilities are recorded in net income except for exchange gains and losses on any foreign currency debt related to Canadian regulated natural gas pipelines, which are deferred until they are refunded or recovered in tolls, as permitted by the CER.
Gains and losses arising from translation of foreign operations' functional currencies to the Company's Canadian dollar reporting currency are reflected in OCI until the operations are sold, at which time the gains and losses are reclassified to net income. Asset and liability accounts are translated at the rate of exchange in effect at the balance sheet date while revenues, expenses, gains and losses are translated at the exchange rate prevailing at the date of the transaction. The Company's U.S. dollar-denominated debt and certain derivative hedging instruments have been designated as a hedge of the net investment in foreign subsidiaries and, as a result, the unrealized foreign exchange gains and losses on the U.S. dollar-denominated debt and derivatives are also reflected in OCI.
Derivative Instruments and Hedging Activities
All derivative instruments are recorded on the Consolidated balance sheet at fair value, unless they qualify for and are designated under a normal purchase and normal sales exemption, or are considered to meet other permitted exemptions.
The Company applies hedge accounting to arrangements that qualify for and are designated for hedge accounting treatment. This includes fair value and cash flow hedges as well as hedges of foreign currency exposures of net investments in foreign operations. Hedge accounting is discontinued prospectively if the hedging relationship ceases to be effective or the hedging or hedged items cease to exist as a result of maturity, expiry, sale, termination, cancellation or exercise.
In a fair value hedging relationship, the carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk and these changes are recognized in net income. Changes in the fair value of the hedged item, to the extent that the hedging relationship is effective, are offset by changes in the fair value of the hedging item, which are also recorded in net income. Changes in the fair value of foreign exchange and interest rate fair value hedges are recorded in Interest income and other and Interest expense, respectively. If hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to net income over the remaining term of the original hedging relationship.
In a cash flow hedging relationship, the change in the fair value of the hedging derivative is recognized in OCI. When hedge accounting is discontinued, the amounts recognized previously in AOCI are reclassified to Revenues, Interest expense and Interest income and other, as appropriate, during the periods when the variability in cash flows of the hedged item affects net income or as the original hedged item settles. Gains and losses on derivatives are reclassified immediately to net income from AOCI when the hedged item is sold or terminated early, or when it becomes probable that the anticipated transaction will not occur. Termination payments on interest rate derivatives are classified as a financing activity in the Consolidated statement of cash flows.
In hedging the foreign currency exposure of a net investment in a foreign operation, the foreign exchange gains and losses on the hedging instruments are recognized in OCI. The amounts recognized previously in AOCI are reclassified to net income in the event the Company reduces its net investment in a foreign operation.
In some cases, derivatives do not meet the specific criteria for hedge accounting treatment. In these instances, the changes in fair value are recorded in net income in the period of change.
Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, are refunded or recovered through the tolls charged by the Company. As a result, these gains and losses are deferred as regulatory liabilities or regulatory assets and are refunded to or collected from rate payers in subsequent periods when the derivative settles.
Derivatives embedded in other financial instruments or contracts (host instrument) are recorded as separate derivatives. Embedded derivatives are measured at fair value if their economic characteristics are not clearly and closely related to those of the host instrument, their terms are the same as those of a stand-alone derivative and the total contract is not held for trading or accounted for at fair value. When changes in the fair value of embedded derivatives are measured separately, they are included in net income.
Long-Term Debt Transaction Costs and Issuance Costs
The Company records long-term debt transaction costs and issuance costs as a deduction from the carrying amount of the related debt liability and amortizes these costs using the effective interest method except those related to the Canadian natural gas regulated pipelines, which continue to be amortized on a straight-line basis in accordance with the provisions of regulatory tolling mechanisms.
Guarantees
Upon issuance, the Company records the fair value of certain guarantees entered into by the Company on behalf of a partially-owned entity or by partially-owned entities for which contingent payments may be made. The fair value of these guarantees is estimated by discounting the cash flows that would be incurred by the Company if letters of credit were used in place of the guarantees as appropriate in the circumstances. Guarantees are recorded as an increase to Equity investments or Plant, property and equipment and a corresponding liability is recorded in Other long-term liabilities. The release from the obligation is recognized either over the term of the guarantee or upon expiration or settlement of the guarantee.
Variable Interest Entities
A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity. The assessment of whether an entity is a VIE and, if so, whether the Company is the primary beneficiary, is completed at the inception of the entity or at a reconsideration event.
Consolidated VIEs
The Company's consolidated VIEs consist of legal entities where the Company has a variable interest and for which it is considered the primary beneficiary. As the primary beneficiary, the Company has the power, through voting or similar rights, to direct the activities of the VIE that most significantly impact economic performance including: purchasing or selling significant assets; maintenance and operations of assets; incurring additional indebtedness; or determining the strategic operating direction of the entity. In addition, the Company has the obligation to absorb losses or the right to receive benefits from the consolidated VIE that could potentially be significant to the VIE.
Non-Consolidated VIEs
The Company’s non-consolidated VIEs consist of legal entities where the Company has a variable interest but is not the primary beneficiary as it does not have the power (either explicit or implicit), through voting or similar rights, to direct the activities that most significantly impact the economic performance of these VIEs or where this power is shared with third parties. The Company contributes capital to these VIEs and receives ownership interests that provide it with residual claims on assets after liabilities are paid. Non-consolidated VIEs are accounted for as equity investments.
The Company’s maximum exposure to loss is the maximum loss that could potentially be recorded through net income in future periods as a result of the Company’s variable interest in a VIE.